Significant Accounting Policies (Tables))	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Allowances for doubtful accounts
Allowances for doubtful accounts
Balance, December 31, 2011	$ 1,354
- Additions	2,149
Balance, December 31, 2012	$ 3,503
- Reductions	(881)
Balance, December 31, 2013	$ 2,622